RELATED PARTIES - Predecessor Narrative (Details) - Affiliated Entity - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Raw Material Purchases | Sellers
Related Party Transaction [Line Items]
Purchase from related party		$ 0.9	$ 2.7	$ 9.2
Sale Of Raw Materials | Sellers
Related Party Transaction [Line Items]
Revenue from related party	$ 3.3	11.7	6.4	6.7
Transition Services Agreement | Sellers
Related Party Transaction [Line Items]
Related party transaction expense				0.3
Business Acquisition, Management Consulting Fees | Sponsor
Related Party Transaction [Line Items]
Related party transaction expense		1.1	1.3	1.4
Lease Arrangements For Real Property | Ironman
Related Party Transaction [Line Items]
Related party transaction expense	$ 0.1	$ 0.3	$ 0.4	0.3
Purchase Of Goods And Services | Sellers
Related Party Transaction [Line Items]
Purchase from related party				$ 1.7